Income Taxes - Summary of Unrecognized Tax Benefits (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Income Tax Disclosure [Abstract]
Balance at beginning of the year	$ 0
Tax positions taken in the prior year	7,500
Balance at end of the year	$ 7,500